UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington,D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management, L.P.
           --------------------------------------------------
Address:   280 Park Avenue, 41st Floor
           --------------------------------------------------
           New York, NY  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12039

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member of its General Partner
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------


Signature, Place, and Date of Signing:



        /s/PETER W. MAY             New York, New York            11/14/11
       ------------------------   ------------------------------  --------
       [Signature]                  [City, State]                 [Date]


Commencing with the Form 13F filed for the quarter ended March 31, 2011, certain of the "Other Included Managers" listed below are named on this Form but no longer hold investment discretion over any shares listed in the Information
Table. This is due to the requirement that a manager continue to file Form 13F for the first three calendar quarters of the year following the year in which it held investment discretion over the requisite amount of "Section 13(f) securities."

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                   12
                                               -------------

Form 13F Information Table Entry Total:              17
                                               -------------

Form 13F Information Table Value Total:          $2,726,698
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number    Name
    ---     --------------------    ------


     01     28-11639                Nelson Peltz

     02     28-11640                Peter W. May

     03     28-11641                Edward P. Garden

     04     28-12038                Trian Partners Parallel Fund I
                                        General Partner, LLC

     05     28-14024                Trian Partners Strategic Investment
                                        Fund General Partner, LLC

     06     28-14023                Trian Partners Strategic Investment
                                        Fund GP, L.P.

     07     28-11992                Trian Partners General Partner, LLC

     08     28-11993                Trian Partners GP, L.P.

     09     28-12040                Trian Fund Management GP, LLC

     10     28-13614                Trian Credit Partners General Partner, LLC

     11     28-13613                Trian Credit Partners GP, L.P.

     12     28-12527                Public Sector Pension Investment Board

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------                    --------      --------    --------          --------        --------    --------        --------
                                                       VALUE      SHARES/OR  SH/  PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
                                                                                                                ----------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED   NONE
--------------            --------------   -----     --------     -------   ---  ----  ----------   --------   ----  ------   ----

Wendys Co.                     COM        95058W100   351,700   76,623,145   SH         Defined      1,2,3,9       76,623,145

Heinz HJ Co.                   COM        423074103    53,791    1,065,584   SH         Defined      1,2,3,9        1,065,584

Tiffany & Co. NEW              COM        886547108   272,595    4,481,994   SH         Defined      1,2,3,9        4,481,994

Family Dlr Stores Inc.         COM        307000109   367,651    7,228,695   SH         Defined      1,2,3,9        7,228,695

Kraft Foods Inc.               CL A       50075N104   581,308   17,311,152   SH         Defined      1,2,3,9       17,311,152

Legg Mason Inc.                COM        524901105   377,995   14,702,269   SH         Defined      1,2,3,9       14,702,269

State Str Corp.                COM        857477103   199,658    6,208,266   SH         Defined      1,2,3,9        6,208,266

State Str Corp.                COM        857477103   113,194    3,519,700   SH         Other        1,2,3,9,12     3,519,700

Pepsico Inc.                   COM        713448108   145,780    2,355,093   SH         Defined      1,2,3,9        2,355,093

Dominos Pizza Inc.             COM        25754A201   161,351    5,921,150   SH         Defined      1,2,3,9        5,921,150

Belo Corp.                     COM SER A  080555105       978      200,000   SH         Defined      1,2,3,9          200,000

CBS Corp. NEW                  CL B       124857202     1,936       95,000   SH         Defined      1,2,3,9           95,000

Istar Finl Inc.                COM        45031U101     2,066      354,900   SH         Defined      1,2,3,9          354,900

SPDR S&P 500 ETF TR            TR UNIT    78462F103    87,691      775,000   SH  PUT    Defined      1,2,3,9          775,000

Lin TV Corp.                   CL A       532774106       874      400,910   SH         Defined      1,2,3,9          400,910

LyondellBasell Industries N    SHS-A      N53745100     3,909      160,000   SH         Defined      1,2,3,9          160,000

Charter Communications Inc. D  CL A NEW   16117M305     4,221       90,111   SH         Defined      1,2,3,9           90,111
